Mar. 18, 2020
VIRTUS ASSET TRUST | Virtus Seix Total Return Bond Fund
Virtus Seix Total Return Bond Fund

Virtus Asset Trust

Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and
Statement of Additional Information, each dated April 30, 2019, as supplemented

Important Notice To Investors

The information in this Supplement updates information in, and should be read in conjunction with, the Summary and Statutory Prospectuses and Statement of Additional Information for each Fund.

Change in each fund’s “Market Volatility Risk”

The section of each fund’s Summary Prospectus and Statutory Prospectus entitled “Principal Risks” is revised to add the following to the end of the paragraph entitled “Market Volatility Risk.”

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Investors should retain this supplement for future reference.